UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 120 West 45th Street - 10th Floor
         New York, NY  10036

13F File Number:  28-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

      /s/ Wendell Fowler     New York, NY     February 13, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $78,701 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION INC NEW             COM NEW          004930202     3435   250000 SH       SOLE                   250000        0        0
ALTRIA GROUP INC               COM              02209S103     3736    50000 SH       SOLE                    50000        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     3804   130000 SH       SOLE                   130000        0        0
AMETEK INC NEW                 COM              031100100     1276    30000 SH       SOLE                    30000        0        0
C D I CORP                     COM              125071100      822    30000 SH       SOLE                    30000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    13388   227500 SH       SOLE                   227500        0        0
CENTRAL GARDEN & PET CO        COM              153527106     1608    35000 SH       SOLE                    35000        0        0
CHAMPION ENTERPRISES INC       COM              158496109     2043   150000 SH       SOLE                   150000        0        0
CIRCUIT CITY STORE INC         COM              172737108     2259   100000 SH  CALL SOLE                   100000        0        0
CLEVELAND CLIFFS INC           COM              185896107      345     3900 SH       SOLE                     3900        0        0
COPA HOLDINGS SA               CL A             P31076105      410    15000 SH       SOLE                    15000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     1799    40000 SH       SOLE                    40000        0        0
DAVITA INC                     COM              23918K108     5064   100000 SH       SOLE                   100000        0        0
DOVER CORP                     COM              260003108     1620    40000 SH       SOLE                    40000        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     1674    25000 SH       SOLE                    25000        0        0
ELECTRONIC ARTS INC            COM              285512109     1308    25000 SH       SOLE                    25000        0        0
ESCHELON TELECOM INC           COM              296290109      141    10000 SH       SOLE                    10000        0        0
FAMILY DLR STORES INC          COM              307000109     1859    75000 SH       SOLE                    75000        0        0
FLEETWOOD ENTERPRISES INC      COM              339099103     1235   100000 SH       SOLE                   100000        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      338    10000 SH       SOLE                    10000        0        0
FORRESTER RESH INC             COM              346563109      188    10000 SH       SOLE                    10000        0        0
GENERAL ELECTRIC CO            COM              369604103     3505   100000 SH       SOLE                   100000        0        0
GETTY IMAGES INC               COM              374276103      893    10000 SH       SOLE                    10000        0        0
GOOGLE INC                     CL A             38259P508    10372    25000 SH  PUT  SOLE                    25000        0        0
HOLOGIC INC                    COM              436440101     1327    35000 SH       SOLE                    35000        0        0
LIMITED BRANDS INC             COM              532716107     2235   100000 SH       SOLE                   100000        0        0
MANITOWOC INC                  COM              563571108     1476    29400 SH       SOLE                    29400        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     1154    40000 SH       SOLE                    40000        0        0
NII HLDGS INC                  CL B NEW         62913F201     1966    45000 SH       SOLE                    45000        0        0
OFFICE DEPOT INC               COM              676220106     2355    75000 SH       SOLE                    75000        0        0
PATNI COMPUTER SYS             SPONS ADR        703248203      232    10000 SH       SOLE                    10000        0        0
PETSMART INC                   COM              716768106      642    25000 SH       SOLE                    25000        0        0
UNDER ARMOUR INC               CL A             904311107      383    10000 SH       SOLE                    10000        0        0
WAL MART STORES INC            COM              931142103     1170    25000 SH       SOLE                    25000        0        0
WEBSENSE INC                   COM              947684106     1641    25000 SH       SOLE                    25000        0        0
WINNEBAGO INDS INC             COM              974637100      998    30000 SH       SOLE                    30000        0        0